Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	14	33	242	75	82	87
General and administrative	369	254	655	550	1,632	484
Total operating expenses	383	287	897	625	1,714	571
Loss from operations	(383)	(287)	(897)	(625)	(1,714)	(571)
Other expenses:
Interest expense	(12)	(15)	(35)	(39)	(42)	(51)
Debt discount amortization	(115)	(10)	(154)	(30)	(56)	(408)
Financing costs	(537)		(537)			(20)
Total other expenses	(664)	(25)	(726)	(69)	(98)	(479)
NET LOSS	$ (1,047)	$ (312)	$ (1,623)	$ (694)	$ (1,812)	$ (1,050)
BASIC LOSS PER COMMON SHARE	$ (0.10)	$ (0.03)	$ (0.15)	$ (0.07)	$ (0.17)	$ (0.10)
DILUTED LOSS PER COMMON SHARE	$ (0.10)	$ (0.03)	$ (0.15)	$ (0.07)	$ (0.17)	$ (0.10)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC	10,910,227	10,334,357	10,679,776	10,334,357	10,382,515	10,236,764
DILUTED	10,910,227	10,334,357	10,679,776	10,334,357	10,382,515	10,236,764
PRO FORMA BASIC LOSS PER COMMON SHARE					$ (0.16)	$ (0.10)
PRO FORMA DILUTED LOSS PER COMMON SHARE					$ (0.16)	$ (0.10)
PRO FORMA WEIGHTED-AVERAGE COMMON SHARES
OUTSTANDING BASIC					11,031,054	10,839,452
OUTSTANDING DILUTED					11,031,054	10,839,452